Share-based compensation (Details Narrative)							1 Months Ended						6 Months Ended	12 Months Ended
	Jun. 22, 2026 shares	Apr. 30, 2026 $ / shares	Apr. 11, 2026 shares	Sep. 23, 2025 shares	Feb. 28, 2025 shares	Apr. 19, 2024 $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2025 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 28, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 31, 2023 shares	Jan. 31, 2024 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 08, 2026 $ / shares	Jun. 07, 2026 $ / shares	Sep. 11, 2025 $ / shares	Sep. 10, 2025 $ / shares	Feb. 04, 2025 $ / shares	Feb. 03, 2025 $ / shares	Feb. 19, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares											1,109,750	1,109,750				4,440	4,624
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares								$ 39.000								$ 39.000	$ 0.192
Unrecognized compensation expense | $								$ 159,917						$ 74,281	$ 74,281	$ 159,917
Share-based compensation of weighted-average period														1 year 11 months 15 days
Exercise price | $ / shares																	$ 415.16
Sharebased compensation | $														$ 302,422		$ 362,789	$ 446,045
Comprehensive loss | $														(3,345,645)		(3,220,776)	(15,463,562)
Capitalized in intangible assets | $								$ 2,360,937						5,542,170	$ 5,542,170	2,360,937
Finite-Lived Intangible Assets [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased compensation | $																$ 0	0
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares		$ 4.97
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares								40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares								$ 1.38								$ 1.38
Recognised share-based compensation | $														$ 85,636		$ 8,987	1,919,700
Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognised share-based compensation | $																	$ 7,200,064
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares	5,331,549			4,214,952
Shares issued			1,500,000
Nominal or par value | $ / shares								0.00096						$ 0.00096	$ 0.00096	$ 0.00096		$ 0.00096	$ 0.00016	$ 0.00016	$ 0.000032
Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued										1,109,750
Nominal or par value | $ / shares										$ 0.000004
Weighted average fair value | $ / shares															$ 2.35
Common Class A [Member] | Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued										4,162,250
Class A Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares					22,816,212
Shares issued						154,212			5,272,000				996,000	6,500,000,000
Nominal or par value | $ / shares						$ 0.000004			$ 0.000004				$ 0.000004									$ 0.000032	$ 0.000004
Class A Ordinary Shares [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued									1,109,750
Nominal or par value | $ / shares									$ 0.000004
Class B Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued														6,500,000,000
Nominal or par value | $ / shares																						$ 0.000032	$ 0.000004	$ 0.001
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			1,500,000	156,250,000
Nominal or par value | $ / shares								$ 0.00096						$ 0.00096	$ 0.00096	0.00096		$ 0.00096	$ 0.00016	$ 0.00016	$ 0.000032
First and Second and Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares											4,624	4,624
First and Second and Third Share Consolidation [Member] | Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued										4,624
Nominal or par value | $ / shares										$ 0.00096
Weighted average fair value | $ / shares															$ 564
First and Second and Third Share Consolidation [Member] | Common Class A [Member] | Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued										17,343
First and Second and Third Share Consolidation [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued						643			21,967				4,150
Nominal or par value | $ / shares						$ 0.00096			$ 0.00096				$ 0.00096
First and Second and Third Share Consolidation [Member] | Class A Ordinary Shares [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued									4,624
Nominal or par value | $ / shares									$ 0.00096
Second and Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares								3,107
Second and Third Share Consolidation [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares								1,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares								$ 41.4								$ 41.4
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares								93,200
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted							521,833	332,019
Compensation cost | $								$ 405,064
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased compensation | $														$ 2,962,157
Comprehensive loss | $														1,457,819
Capitalized in intangible assets | $														$ 1,504,338	$ 1,504,338
Restricted Stock [Member] | Second and Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted								11,068
Restricted Stock [Member] | Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted								86,972
Restricted Stock [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted							478,050
Restricted Stock [Member] | Class A Ordinary Shares [Member] | Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted							79,675
Restricted Stock [Member] | Class B Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted							43,783
Restricted Stock [Member] | Class B Ordinary Shares [Member] | Third Share Consolidation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted							7,297
Third Share Consolidation [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares		$ 0.8276
Third Share Consolidation [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			250,000
Third Share Consolidation [Member] | Common Class A [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			750,000
Third Share Consolidation [Member] | Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			250,000
Third Share Consolidation [Member] | Common Class B [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			750,000